Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	$ 5,100	$ 7,983
Taxes
Disclosure of other provisions [line items]
Provisions	2,540	4,696	$ 5,038	$ 6,717
Labor
Disclosure of other provisions [line items]
Provisions	1,681	2,222	2,340	2,365
Legal
Disclosure of other provisions [line items]
Provisions	$ 879	$ 1,065	$ 920	$ 1,985